Related Party Transactions (Details) - Schedule of related party notes payable maturities - Notes Payable [Member]	Sep. 30, 2022 USD ($)
Debt Instrument, Redemption [Line Items]
2023	$ 1,183,755
2024	105,876
2025	932,581
Related party notes payable	$ 2,222,212